Securities Available for Sale - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year	$ 41,378
Fair value, within 1 year	41,759
Amortized cost, over 1 year to 5 years	56,223
Fair value, over 1 year to 5 years	57,554
Amortized cost, over 5 years	47,214
Fair value, over 5 years	46,475
Amortized cost, Total	144,815
Fair value, Total	145,788
Corporate Bonds [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year	41,128
Fair value, within 1 year	41,508
Amortized cost, over 1 year to 5 years	50,688
Fair value, over 1 year to 5 years	51,880
Amortized cost, over 5 years
Fair value, over 5 years
Amortized cost, Total	91,816
Fair value, Total	93,388
Financial Services [Member] | Corporate Bonds [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year	18,396
Fair value, within 1 year	18,590
Amortized cost, over 1 year to 5 years	39,770
Fair value, over 1 year to 5 years	40,658
Amortized cost, over 5 years
Fair value, over 5 years
Amortized cost, Total	58,166
Fair value, Total	59,248
Industry and Manufacturing [Member] | Corporate Bonds [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year	7,992
Fair value, within 1 year	8,101
Amortized cost, over 1 year to 5 years	5,901
Fair value, over 1 year to 5 years	6,040
Amortized cost, over 5 years
Fair value, over 5 years
Amortized cost, Total	13,893
Fair value, Total	14,141
Consumer Products and Services [Member] | Corporate Bonds [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year	7,234
Fair value, within 1 year	7,266
Amortized cost, over 1 year to 5 years
Fair value, over 1 year to 5 years
Amortized cost, over 5 years
Fair value, over 5 years
Amortized cost, Total	7,234
Fair value, Total	7,266
Technology [Member] | Corporate Bonds [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year	2,503
Fair value, within 1 year	2,521
Amortized cost, over 1 year to 5 years
Fair value, over 1 year to 5 years
Amortized cost, over 5 years
Fair value, over 5 years
Amortized cost, Total	2,503
Fair value, Total	2,521
Healthcare [Member] | Corporate Bonds [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year	5,003
Fair value, within 1 year	5,030
Amortized cost, over 1 year to 5 years	4,006
Fair value, over 1 year to 5 years	4,128
Amortized cost, over 5 years
Fair value, over 5 years
Amortized cost, Total	9,009
Fair value, Total	9,158
Other [Member] | Corporate Bonds [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year
Fair value, within 1 year
Amortized cost, over 1 year to 5 years	1,011
Fair value, over 1 year to 5 years	1,054
Amortized cost, over 5 years
Fair value, over 5 years
Amortized cost, Total	1,011
Fair value, Total	1,054
Government-Sponsored Enterprises [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year
Fair value, within 1 year
Amortized cost, over 1 year to 5 years	62
Fair value, over 1 year to 5 years	65
Amortized cost, over 5 years	34,500
Fair value, over 5 years	33,083
Amortized cost, Total	34,562
Fair value, Total	33,148
Government-Sponsored Enterprises [Member] | Residential Mortgage-Backed Securities [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year
Fair value, within 1 year
Amortized cost, over 1 year to 5 years	2
Fair value, over 1 year to 5 years	2
Amortized cost, over 5 years	11,136
Fair value, over 5 years	11,728
Amortized cost, Total	11,138
Fair value, Total	11,730
Municipal Bonds [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year	250
Fair value, within 1 year	251
Amortized cost, over 1 year to 5 years	5,471
Fair value, over 1 year to 5 years	5,607
Amortized cost, over 5 years
Fair value, over 5 years
Amortized cost, Total	5,721
Fair value, Total	5,858
Private Label [Member] | Residential Mortgage-Backed Securities [Member]
Long Term Debt Maturity [Line Items]
Amortized cost, within 1 year
Fair value, within 1 year
Amortized cost, over 1 year to 5 years
Fair value, over 1 year to 5 years
Amortized cost, over 5 years	1,578
Fair value, over 5 years	1,664
Amortized cost, Total	1,578
Fair value, Total	$ 1,664